INITIAL PUBLIC OFFERING (Details) - $ / shares		6 Months Ended	12 Months Ended
	Oct. 22, 2019	Jun. 30, 2021	Dec. 31, 2020
INITIAL PUBLIC OFFERING
Number of ordinary share per unit		1	1
Number of public warrant for each unit		1	1
Number of class of warrants or rights		1	1
Exercise price of public warrants		$ 11.50	$ 11.50
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of shares sold	13,800,000	13,800,000	13,800,000
Purchase price per share	$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option
INITIAL PUBLIC OFFERING
Number of shares sold	1,800,000	1,800,000	1,800,000
Purchase price per share		$ 10.00	$ 10.00